Income Taxes (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Other Nonoperating Income	$ 6,887	$ 6,887	$ 27,548	$ 27,548
Income Tax Examination, Penalties and Interest Expense			3,800	7,400
Capital Loss Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Amount			$ 390,609
Other Tax Carryforward, Expiration Dates 1			expires through 2015.